Share-Based Compensation Compensation Expense and Income Tax Benefit (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation
Allocated Share-based Compensation Expense	$ 3,732	$ 4,293	$ 5,799
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	$ 1,318	$ 1,599	$ 2,287